Taxes to Recover - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	R$ 430,290	R$ 362,784
Current	325,343	257,182
Non-current	104,947	105,602
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	R$ 430,290	R$ 362,784